Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2015
Registrant Name	dei_EntityRegistrantName	DEUTSCHE INVESTMENTS VIT FUNDS
CIK	dei_EntityCentralIndexKey	0001006373
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Apr. 27, 2016
Effective Date	dei_DocumentEffectiveDate	May 01, 2016
Prospectus Date	rr_ProspectusDate	May 01, 2016